Exchange Offer - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Exchange Offers [Line Items]
Stock Issued During Period, Shares, New Issues					185,761,204
Gain Extinguishment Of Junior Subordinated Debentures					$ 80,300,000
Preferred Stock Series C Exchanged For Trust Preferred Securities					935,000
Exchange Of Preferred Stock For Trust Preferred Securities Issued	0		0		(415,885,000)
Exchanged Trust Preferred Securities Liquidation Prefence Value					465,000,000
Impact In Stockholders Equity As Result Of Exchange Trust Preferred Securities For Common Stock					390,000,000
Issuance Of Common Stock In Exchange Of Preferred Stock (Accumulated Deficit)	0		0
Junior Subordinated Debentures Discount					519,000,000
Estimated Life Junior Subordinated Debentures Discount					30
Accumulated deficit
Exchange Offers [Line Items]
Exchange Of Preferred Stock For Trust Preferred Securities Issued					485,280,000	[1]
Issuance Of Common Stock In Exchange Of Preferred Stock (Accumulated Deficit)					230,388,000
Popular Capital Trust I I I [Member] | Trust Preferred Securities Subject to Mandatory Redemption
Exchange Offers [Line Items]
Junior subordinated debentures aggregate liquidation amount	936,000,000	[2],[3],[4],[5]	936,000,000	[2],[3],[4],[5]	936,000,000
Common securities	1,000,000	[2],[3],[4],[5]	1,000,000	[2],[3],[4],[5]	1,000,000
Trust Preferred Securities	935,000,000	[2],[3],[4],[5]	935,000,000	[2],[3],[4],[5]	935,000,000
Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Exchange Offers [Line Items]
Junior subordinated debentures aggregate liquidation amount	$ 936,000,000		$ 936,000,000

[1]	Excess of carrying amount of preferred stock exchanged over fair value of new trust preferred securities and common stock issued.
[2]	Statutory business trust that is wholly-owned by the Corporation
[3]	These capital securities are fully and unconditionally guaranteed on a subordinated basis by the Corporation to the extent set forth in the applicable guarantee agreement.
[4]	The debentures are perpetual and may be redeemed by Popular at any time, subject to the consent of the Board of Governors of the Federal Reserve System.
[5]	Carrying value of junior subordinates debentures of $ 470 million at December 31, 2011 ($ 936 million aggregate liquidation amount, net of $ 466 million discount) and $ 445 million at December 31, 2010 ($ 936 million aggregate liquidation amount, net of $ 491 million discount).